Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Information, Additional Information [Abstract]
Segment Information
Segment Information
Considering the acquisitions made during 2011, we determined that we still operate as one business segment in accordance with ASC Topic 280, Segment Reporting. As a result of our continued restructuring and streamlining of the growing organization, and with revised internal budgeting and reporting approaches, our chief operating decision maker (CODM) makes decisions with regards to business operations and resource allocation based on evaluations of QIAGEN as a whole. Accordingly, we operate as one business segment. Summarized product category and geographic information is shown in the tables below.
Product Category Information
Net sales for the product categories are attributed based on those revenues related to sample and assay products and similarly related revenues, and revenues derived from instrumentation sales.

(in thousands)	2011	2010	2009
Net Sales
Consumables and Related Revenues	$1,011,863	$937,714	$870,216
Instrumentation	157,884	149,717	139,609
Total	$1,169,747	$1,087,431	$1,009,825

Geographical Information
Net sales are attributed to countries based on the location of the subsidiary generating the sale. QIAGEN operates manufacturing facilities in Germany, Switzerland, China, the United Kingdom, France and the United States that supply products to other countries. The sales from these manufacturing operations to other countries are included in the Net Sales of the countries in which the manufacturing locations are based. The intersegment portions of such net sales are excluded to derive consolidated net sales. No single customer represents more than ten percent of consolidated net sales. Our official country of domicile is the Netherlands, which reported net sales of $23.9 million, $21.5 million and $20.3 million for the years ended 2011, 2010 and 2009, respectively, and these amounts are included in the line item Europe as shown in the table below.

(in thousands)	2011	2010	2009
Net Sales
Americas:
United States	$466,502	$472,682	$446,151
Other Americas	55,137	50,912	47,995
Total Americas	521,639	523,594	494,146
Europe	444,441	398,029	363,949
Asia Pacific & Rest of World	203,667	165,808	151,730
Total	$1,169,747	$1,087,431	$1,009,825

Long-lived assets include property, plant and equipment. The Netherlands, which is included in the balances for Europe, reported long-lived assets of $1.1 million and $0.5 million for the years ended 2011 and 2010, respectively.

(in thousands)	2011	2010
Long-lived assets
Americas:
United States	$98,717	$100,342
Other Americas	2,579	2,154
Total Americas	101,296	102,496
Europe	259,220	231,405
Asia Pacific & Rest of World	11,276	11,763
Total	$371,792	$345,664